Shareholder Report, Holdings (Details)	Feb. 28, 2026
C000239677 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000239677 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000239677 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000239677 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000239677 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000239677 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000239677 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000239677 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000239677 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000239677 | Other
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000234252 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000234252 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	30.70%
C000234252 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000234252 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000234252 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000234252 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000234252 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000234252 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000234252 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000234252 | Other
Holdings [Line Items]
Percent of Net Asset Value	4.70%